Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Earnings (Loss) per Share

22.	Earnings (Loss) per Share

	12.31.24	12.31.23
Basic numerator
Net income (loss) for the period attributable to controlling shareholders	3,213,274	(2,028,559)
Basic denominator
Common shares	1,682,473,246	1,682,473,246
Weighted average number of outstanding shares - basic	1,653,093,656	1,360,268,402
Net income (loss) per share basic - R$	1.94379	(1.49129)

Diluted numerator
Net income (loss) for the period attributable to controlling shareholders	3,213,274	(2,028,559)

Diluted denominator
Weighted average number of outstanding shares - basic	1,653,093,656	1,360,268,402
Number of potential shares	2,407,480	-
Weighted average number of outstanding shares - diluted	1,655,501,136	1,360,268,402
Net income (loss) per share diluted - R$	1.94097	(1.49129)

Accounting policy:

The basic earnings (losses) per share are calculated by dividing the earnings (losses) attributable to the owners of ordinary shares, by the weighted average quantity of ordinary shares outstanding during the year.

The diluted earnings (losses) per share are calculated by dividing the earnings (losses) attributable to the owners of ordinary shares by the weighted average quantity of ordinary shares outstanding during the year summed to the weighted average quantity of ordinary shares that would be available on the conversion of all potential dilutive ordinary shares (restricted shares within the share-based payment plans).